Employment benefit plan - Summary (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Employment benefit plan
Defined benefit obligation	₨ 78,720	₨ 106,718
Liability for compensated absences	57,513	72,287
Total liability	136,233	179,005
Defined benefit plan asset	1,898	6,339
Total asset	1,898	6,339
Net unfunded liability	₨ 76,822	₨ 100,379